CONTRIBUTED EQUITY (Tables)	6 Months Ended
Dec. 31, 2019
CONTRIBUTED EQUITY [Abstract]
Issued Capital
	December 31, 2019 US$	June 30, 2019 US$
Issued capital
824,320,206 fully paid ordinary shares (June 30, 2019: 670,380,352)	63,428,978	48,853,707

(a)	Movements in issued capital

Date	Details	Number of Ordinary Shares	Issue Price	US$
Jul 1, 2019	Opening balance	670,380,352		48,853,707
Jul 10, 2019	Share placement	145,000,000	A$0.145	14,557,710
Dec 20, 2019	Exercise of incentive options	8,939,854	-	706,570
Dec 31, 2019	Share issue costs	-	-	(689,009)
Dec 31, 2019	Closing balance	824,320,206		63,428,978